MARKETABLE SECURITIES	12 Months Ended
May 31, 2011
Marketable Securities Abstract
Marketable Securities Text Block

NOTE C – MARKETABLE SECURITIES

       The following tables summarize marketable securities held at May 31, 2011 and 2010 by asset type:

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2011
Equity securities:
Stocks - foreign	$25,387	$12,162	$-	$37,549
Stocks - domestic	28,044	4,222	(417)	31,849
Mutual funds - foreign	14,680	3,733	-	18,413
Mutual funds - domestic	30,565	2,246	(1,020)	31,791

Total equity securities	98,676	22,363	(1,437)	119,602

Fixed maturity:
U.S. treasury and other government	25,916	643	(79)	26,480
Corporate bonds	2,729	301	(1)	3,029
Mortgage-backed securities	432	101	(1)	532

Total fixed maturity securities	29,077	1,045	(81)	30,041

Total	$127,753	$23,408	$(1,518)	$149,643

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2010
Equity securities:
Stocks - foreign	$2,578	$379	$(33)	$2,924
Stocks - domestic	43,610	10,547	(1,148)	53,009
Mutual funds - foreign	16,293	1,396	(459)	17,230
Mutual funds - domestic	7,875	2,001	(11)	9,865

Total equity securities	70,356	14,323	(1,651)	83,028

Fixed maturity:
U.S. treasury and other government	19,730	412	(62)	20,080
Corporate bonds	7,921	507	(33)	8,395
State and municipal bonds	387	4	(3)	388
Foreign bonds	1,305	55	(8)	1,352
Mortgage-backed securities	491	178	(2)	667

Total fixed maturity securities	29,834	1,156	(108)	30,882

Total	$100,190	$15,479	$(1,759)	$113,910

Marketable securities, included in other current and long-term assets, totaling $113.8 million and $35.8 million at May 31, 2011, respectively, and $91.7 million and $22.2 million at May 31, 2010, respectively, are composed of available-for-sale securities and are reported at fair value. Realized gains and losses on sales of investments are recognized in net income on the specific identification basis. Changes in the fair values of securities that are considered temporary are recorded as unrealized gains and losses, net of applicable taxes, in accumulated other comprehensive income (loss) within stockholders' equity. Other-than-temporary declines in market value from original cost are reflected in operating income in the period in which the unrealized losses are deemed other than temporary. In order to determine whether other-than-temporary declines in market value have occurred, the duration of the decline in value and our ability to hold the investment are considered in conjunction with an evaluation of the strength of the underlying collateral and the extent to which the investment's amortized cost or cost, as appropriate, exceeds its related market value.

Gross gains and losses realized on sales of investments were $13.3 million and $3.6 million, respectively, for the year ended May 31, 2011. Gross gains and losses realized on sales of investments were $7.9 million and $5.7 million, respectively, for the year ended May 31, 2010. During fiscal 2011 and fiscal 2010, we recognized losses of $0.7 million and $0.3 million, respectively, for securities deemed to have other-than-temporary impairments. These amounts are included in investment income (expense), net in the Consolidated Statements of Income.

Summarized below are the securities we held at May 31, 2011 and 2010 that were in an unrealized loss position and that were included in accumulated other comprehensive income, aggregated by the length of time the investments had been in that position.:

	May 31, 2011		May 31, 2010
(In thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Total investments with unrealized losses	$21,612	$(1,518)	$31,249	$(1,759)
Unrealized losses with a loss position for less than 12 months	19,721	(1,301)	22,002	(1,385)
Unrealized losses with a loss position for more than 12 months	1,891	(217)	9,247	(374)

We have reviewed all of the securities included in the table above and have concluded that we have the ability and intent to hold these investments until their cost can be recovered, based upon the severity and duration of the decline. Therefore, we did not recognize any other-than-temporary impairment losses on these investments. Unrealized losses at May 31, 2011 were generally related to the volatility in valuations over the last several months for a portion of our portfolio of investments in marketable securities. The unrealized losses generally relate to investments whose fair values at May 31, 2011 were less than 15% below their original cost or have been in a loss position for less than six consecutive months. Although we have begun to see recovery in general economic conditions over the past year, if we were to experience continuing or significant unrealized losses within our portfolio of investments in marketable securities in the future, we may recognize additional other-than-temporary impairment losses. Such potential losses could have a material impact on our results of operations in any given reporting period. As such, we continue to closely evaluate the status of our investments and our ability and intent to hold these investments.

The net carrying values of debt securities at May 31, 2011, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(In thousands)	Amortized Cost	Fair Value

Due:
Less than one year	$3,941	$3,958
One year through five years	15,693	16,022
Six years through ten years	5,892	6,179
After ten years	3,551	3,882

	$29,077	$30,041